Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of geographic region
Goodwill	€ 13,561,939,000	€ 12,209,606,000
Intangible assets other than goodwill	€ 1,430,970,000	€ 681,331,000